BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed
US$

Cash and cash equivalents	3,169
Prepayments and other current assets	1,800
Property and equipment, net	140,231
Deferred tax assets, non-current	1,093
Total identifiable assets acquired	146,293

Accrued expenses and other liabilities	(1,290)
Other non-current liabilities	(919)
Deferred tax liabilities, non-current	(16,368)
Total liabilities assumed	(18,577)

Net identifiable assets acquired	127,716
Gain on bargain purchase	(102)
Total consideration	127,614

Pro Forma Information of Results of Operations
For the Year Ended December 31,
2013
US$

Pro forma total revenues	637,379
Pro forma net income	298,376
Pro forma net income per ordinary share-basic	3.82
Pro forma net income per ordinary share-diluted	3.53